Alger Capital Appreciation Fund Average Annual Total Returns - Class A C Shares [Member]		12 Months Ended	21 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	23.73%		15.32%	18.13%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	19.32%	12.04%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		24.25%			14.59%	17.12%
Performance Inception Date	Dec. 31, 1996
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.26%			11.64%	14.52%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.91%			10.79%	13.52%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		29.05%			14.99%	17.05%
Performance Inception Date	Jul. 31, 1997